Minimum Lease Payment under Noncancelable Operating Leases (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Operating Lease Liabilities Payments Due [Abstract]
2021	$ 2,245
2022	2,065
2023	2,067
2024	2,129
2025 and thereafter	6,309
Total minimum lease payments	14,815
Less imputed interest	(1,944)
Total present value of operating lease liabilities	$ 12,871	$ 13,736